UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSRS
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21060

                AETOS CAPITAL MARKET NEUTRAL STRATEGIES FUND, LLC
               (Exact name of registrant as specified in charter)
                                    --------


                             c/o Aetos Capital, LLC
                                875 Third Avenue
                               New York, NY 10022
               (Address of principal executive offices) (Zip code)

                                 Harold Schaaff
                               Aetos Capital, LLC
                               New York, NY 10022
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-212-201-2500

                       DATE OF FISCAL YEAR END: JANUARY 31

                     DATE OF REPORTING PERIOD: JULY 31, 2008

ITEM 1.  REPORTS TO STOCKHOLDERS.


AETOS CAPITAL MULTI-STRATEGY ARBITRAGE FUND, LLC

AETOS CAPITAL DISTRESSED INVESTMENT STRATEGIES FUND, LLC

AETOS CAPITAL LONG/SHORT STRATEGIES FUND, LLC

AETOS CAPITAL MARKET NEUTRAL STRATEGIES FUND, LLC

AETOS CAPITAL OPPORTUNITIES FUND, LLC

Financial Statements (unaudited)

July 31, 2008

                                TABLE OF CONTENTS

Schedules of Investments ..................................................    1
Statements of Assets and Liabilities ......................................    7
Statements of Operations ..................................................    8
Statements of Changes in Members' Capital .................................    9
Statements of Cash Flows ..................................................   12
Financial Highlights ......................................................   13
Notes to Financial Statements .............................................   18
Shareholder Voting Results ................................................   31
Approval of Investment Advisory Agreements ................................   32

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of each period. The Funds' Forms N-Q are available on the Commission's web site at HTTP://WWW.SEC.GOV, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-212-201-2500; and (ii) on the Commission's website at HTTP://WWW.SEC.GOV.

                Aetos Capital Multi-Strategy Arbitrage Fund, LLC
                       Schedule of Investments (Unaudited)
                                  July 31, 2008

               INVESTMENT STRATEGY AS A PERCENTAGE OF INVESTMENTS

                                   (PIE CHART)

Convertible Arbitrage             8.11%
Credit Strategies                14.39%
Fixed Income Arbitrage           29.17%
Multi-Strategy/Event Arbitrage   48.33%

                                                                          % OF MEMBERS'
PORTFOLIO FUND NAME                             COST           VALUE         CAPITAL*
-------------------                         ------------   ------------   -------------
Davidson Kempner Partners                   $ 50,000,000   $ 65,556,900       13.56%
Farallon Capital Offshore Investors, Inc.     69,000,000     69,071,893       14.29
FFIP, L.P.                                    46,630,000     58,207,753       12.04
HBK Fund L.P.                                 46,233,380     45,364,929        9.39
Ishin Fund, LLC                               35,361,920     39,170,490        8.11
Lazard Emerging Income, L.P.                  29,000,000     35,368,404        7.32
Oceanwood Global Opportunities Fund L.P.      55,000,000     50,670,400       10.48
Parsec Trading Corp.                          42,555,466     47,326,363        9.79
Pequot Credit Opportunities Fund, L.P.        26,125,720     28,172,958        5.83
Pequot Short Credit Fund, L.P.                32,000,000     41,333,438        8.55
Satellite Fund II, L.P.                          600,000      1,051,203        0.22
Sowood Alpha Fund, L.P.                        3,453,269      1,790,909        0.37
                                            ------------   ------------       -----
   Total                                    $435,959,755   $483,085,640       99.95%
                                            ============   ============       =====

*    Percentages are based on Members' Capital of $483,348,336.

The aggregate cost of investments for tax purposes was $489,192,212. Net unrealized depreciation on investments for tax purposes was $6,106,572 consisting of $17,135,515 of gross unrealized appreciation and $23,242,087 of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 99.95% of Members' Capital, have been fair valued.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

            Aetos Capital Distressed Investment Strategies Fund, LLC
                       Schedule of Investments (Unaudited)
                                  July 31, 2008

               INVESTMENT STRATEGY AS A PERCENTAGE OF INVESTMENTS

                                   (PIE CHART)

Distressed Investments   100.00%

                                                                 % OF MEMBERS'
PORTFOLIO FUND NAME                    COST           VALUE         CAPITAL*
-------------------                ------------   ------------   -------------
Aurelius Capital Partners, L.P.    $ 55,500,000   $ 61,637,474       18.92%
King Street Capital, L.P.            51,050,000     61,904,821       19.00
One East Partners, L.P.              13,965,543      9,270,296        2.84
Silver Point Capital Fund, L.P.      51,100,000     58,083,039       17.83
Watershed Capital Partners, L.P.     11,050,000     12,708,584        3.90
                                   ------------   ------------       -----
   Total                           $182,665,543   $203,604,214       62.49%
                                   ============   ============       =====

*    Percentages are based on Members' Capital of $325,828,560.

The aggregate cost of investments for tax purposes was $201,344,568. Net unrealized appreciation on investments for tax purposes was $2,259,646 consisting of $8,367,880 of gross unrealized appreciation and $6,108,234 of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 62.49% of Members' Capital, have been fair valued.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                  Aetos Capital Long/Short Strategies Fund, LLC
                       Schedule of Investments (Unaudited)
                                  July 31, 2008

               INVESTMENT STRATEGY AS A PERCENTAGE OF INVESTMENTS

                                   (PIE CHART)

Short Equity Investments         9.37%
Long/Short Equity Investments   90.63%

                                                                     % OF MEMBERS'
PORTFOLIO FUND NAME                        COST           VALUE         CAPITAL*
-------------------                    ------------   ------------   -------------
Bay Pond Partners, L.P.                $ 32,000,000   $ 58,206,518        5.70%
Bay Resource Partners, L.P.              37,500,000     62,898,000        6.16
Bay II Resource Partners, L.P.           13,000,000     12,939,000        1.27
Bravura 99 Fund, L.P.                    37,022,437     37,719,482        3.69
Cadian Fund LP                           45,000,000     49,480,687        4.84
Cadmus Capital Partners (QP), L.P.        4,542,459      3,913,208        0.38
Cantillon Pacific, L.P.                  13,000,000     15,372,152        1.50
Cantillon U.S., L.P.                     22,699,464     24,507,041        2.40
Cantillon World, L.P.                    30,000,000     26,231,982        2.57
Cavalry Technology, L.P.                 17,233,039     25,977,963        2.54
Conatus Capital Partners LP              17,500,000     17,888,349        1.75
Copper River Partners, L.P.              36,000,000     45,729,346        4.48
The Elkhorn Fund, LLC                    67,854,685     77,079,944        7.55
Highside Capital Partners, L.P.          48,361,169     79,652,342        7.80
Icarus Qualified Partners, L.P.          26,000,000     44,294,738        4.34
JL Partners, L.P.                        51,015,887     69,678,114        6.82
Millgate Partners II, L.P.               22,000,000     21,631,024        2.12

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                  Aetos Capital Long/Short Strategies Fund, LLC
                 Schedule of Investments (Unaudited) (Concluded)
                                  July 31, 2008

                                                                     % OF MEMBERS'
PORTFOLIO FUND NAME                        COST           VALUE         CAPITAL*
-------------------                    ------------   ------------   -------------
North River Partners, L.P.             $ 45,650,000   $ 50,502,139        4.94%
UC Financials Fund Limited               43,000,000     37,584,161        3.68
ValueAct Capital Partners III, L.P.      75,000,000     70,926,941        6.94
Viking Global Equities, L.P.             55,000,000     97,886,741        9.58
Woodbourne Daybreak Global Fund L.P.     47,012,760     31,070,139        3.04
                                       ------------   ------------       -----
   Total                               $786,391,900   $961,170,011       94.09%
                                       ============   ============       =====

*    Percentages are based on Members' Capital of $1,021,553,544.

The aggregate cost of investments for tax purposes was $880,930,211. Net unrealized appreciation on investments for tax purposes was $80,239,800 consisting of $116,724,616 of gross unrealized appreciation and $36,484,816 of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 94.09% of Members' Capital, have been fair valued.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                Aetos Capital Market Neutral Strategies Fund, LLC
                       Schedule of Investments (Unaudited)
                                  July 31, 2008

               INVESTMENT STRATEGY AS A PERCENTAGE OF INVESTMENTS

                                   (PIE CHART)

Multi-Strategy                  16.71%
Quantitative Asset Allocation   83.29%

                                                                           % OF MEMBERS'
PORTFOLIO FUND NAME                                COST         VALUE         CAPITAL*
-------------------                            -----------   -----------   -------------
AQR Absolute Return Institutional Fund, L.P.   $10,000,000   $ 7,154,812       16.17%
GMO Mean Reversion Fund                         26,000,000    35,671,313       80.63
                                               -----------   -----------       -----
   Total                                       $36,000,000   $42,826,125       96.80%
                                               ===========   ===========       =====

*    Percentages are based on Members' Capital of $44,241,588.

The aggregate cost of investments for tax purposes was $38,184,876. Net unrealized appreciation on investments for tax purposes was $4,641,249 consisting of $6,701,390 of gross unrealized appreciation and $2,060,141 of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 96.80% of Members' Capital, have been fair valued.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                      Aetos Capital Opportunities Fund, LLC
                       Schedule of Investments (Unaudited)
                                  July 31, 2008

               INVESTMENT STRATEGY AS A PERCENTAGE OF INVESTMENTS

                                   (PIE CHART)

Credit Related                  13.07%
Event-Driven                     6.07%
Long/Short Equity Investments   63.44%
Real Assets                     17.42%

                                                                                     % OF MEMBERS'
PORTFOLIO FUND NAME                                        COST           VALUE         CAPITAL*
-------------------                                    ------------   ------------   -------------
Davidson Kempner Healthcare Fund L.P.                  $ 12,700,000   $ 11,566,242        6.81%
GMO U.S. Tactical Opportunities Fund (Onshore), L.P.     21,500,000     24,669,694       14.53
Joho Partners, L.P.                                      19,000,000     27,692,429       16.31
Pequot Short Credit Fund, L.P.                           14,000,000     17,089,099       10.07
Samlyn Onshore Fund, L.P.                                 2,000,000      2,028,679        1.20
Sansar Capital, L.P.                                     18,000,000     16,979,555       10.00
Sheffield Institutional Partners, L.P.                    8,500,000      7,942,862        4.68
Spindrift Partners, L.P.                                 18,000,000     22,769,151       13.41
                                                       ------------   ------------       -----
   Total                                               $113,700,000   $130,737,711       77.01%
                                                       ============   ============       =====

*    Percentages are based on Members' Capital of $169,777,719.

The aggregate cost of investments for tax purposes was $119,514,830. Net unrealized appreciation on investments for tax purposes was $11,222,881 consisting of $14,747,475 of gross unrealized appreciation and $3,524,594 of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 77.01% of Members' Capital, have been fair valued.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                      Statements of Assets and Liabilities

                                  July 31, 2008
                                   (Unaudited)

                                                            AETOS CAPITAL                    AETOS CAPITAL
                                            AETOS CAPITAL     DISTRESSED     AETOS CAPITAL       MARKET
                                           MULTI-STRATEGY     INVESTMENT      LONG/SHORT        NEUTRAL      AETOS CAPITAL
                                              ARBITRAGE       STRATEGIES      STRATEGIES       STRATEGIES    OPPORTUNITIES
                                              FUND, LLC       FUND, LLC        FUND, LLC       FUND, LLC       FUND, LLC
                                           --------------   -------------   --------------   -------------   -------------
ASSETS
Investments in Portfolio Funds, at cost     $435,959,755     $182,665,543   $  786,391,900    $36,000,000     $113,700,000
                                            ------------     ------------   --------------    -----------     ------------
Investments in Portfolio Funds, at value    $483,085,640     $203,604,214   $  961,170,011    $42,826,125     $130,737,711
Cash and cash equivalents                      2,637,893      102,313,964       58,154,162      2,073,132       38,997,091
Prepaid investments                                   --               --       10,000,000             --               --
Receivable for sale of investments             2,301,378       21,216,693          507,128             --          553,481
Accrued income                                    49,100          215,446          165,970          6,677           59,037
Prepaid tax withholding                               --            2,968               --             --              918
                                            ------------     ------------   --------------    -----------     ------------
   Total assets                              488,074,011      327,353,285    1,029,997,271     44,905,934      170,348,238
                                            ------------     ------------   --------------    -----------     ------------
LIABILITIES
Redemptions of Interests payable               3,377,892          177,819        5,296,112        523,899           16,690
Sales of Interests received in advance           839,520          971,701        2,256,779             --          340,000
Investment management fees payable               307,240          207,113          649,350         28,122          107,919
Administration fees payable                       38,986           24,760           76,858          4,270           13,549
Board of Managers' fees payable                    6,845            6,845            6,845          6,845            6,845
Other accrued expenses                           155,192          136,487          157,783        101,210           85,516
                                            ------------     ------------   --------------    -----------     ------------
   Total liabilities                           4,725,675        1,524,725        8,443,727        664,346          570,519
                                            ------------     ------------   --------------    -----------     ------------
   NET MEMBERS' CAPITAL                     $483,348,336     $325,828,560   $1,021,553,544    $44,241,588     $169,777,719
                                            ============     ============   ==============    ===========     ============
MEMBERS' CAPITAL
Net capital                                 $436,222,451     $304,889,889   $  846,775,433    $37,415,463     $152,740,008
Net unrealized appreciation on
   investments in Portfolio Funds             47,125,885       20,938,671      174,778,111      6,826,125       17,037,711
                                            ------------     ------------   --------------    -----------     ------------
   Members' Capital                         $483,348,336     $325,828,560   $1,021,553,544    $44,241,588     $169,777,719
                                            ============     ============   ==============    ===========     ============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            Statements of Operations

                  For the six-month period ended July 31, 2008
                                   (Unaudited)

                                                            AETOS CAPITAL                   AETOS CAPITAL
                                            AETOS CAPITAL     DISTRESSED    AETOS CAPITAL       MARKET
                                           MULTI-STRATEGY     INVESTMENT     LONG/SHORT        NEUTRAL      AETOS CAPITAL
                                              ARBITRAGE       STRATEGIES     STRATEGIES       STRATEGIES    OPPORTUNITIES
                                              FUND, LLC       FUND, LLC       FUND, LLC       FUND, LLC       FUND, LLC
                                           --------------   -------------   -------------   -------------   -------------
Investment income:
   Interest                                 $    545,875     $   773,094     $ 1,284,673     $   572,450     $  536,955
                                            ------------     -----------     -----------     -----------     ----------
Expenses:
   Investment management fees                  1,993,380         858,419       3,875,269         373,449        688,016
   Administration fees                           243,780          93,441         458,591          54,630         83,953
   Board of Managers' fees                        13,690          13,690          13,690          13,690         13,690
   Professional fees                             123,164         133,239         111,814          89,989         74,489
   Custodian fees                                 28,241          12,990          53,460           6,517         10,727
   Registration fees                               4,468           4,421          11,686           3,998          4,533
   Printing fees                                   2,000           2,000           2,000           2,000          2,000
   Other expenses                                  5,005           8,035           6,738           7,046          5,913
                                            ------------     -----------     -----------     -----------     ----------
      Total expenses                           2,413,728       1,126,235       4,533,248         551,319        883,321
      Fund expenses reimbursed                        --         (18,532)             --         (17,826)            --
                                            ------------     -----------     -----------     -----------     ----------
Net expenses                                   2,413,728       1,107,703       4,533,248         533,493        883,321
                                            ------------     -----------     -----------     -----------     ----------
Net investment income/(loss)                  (1,867,853)       (334,609)     (3,248,575)         38,957       (346,366)
                                            ------------     -----------     -----------     -----------     ----------
Net gain/(loss) on Portfolio Funds sold        6,912,179       3,682,236       7,268,771       6,340,304       (513,915)
Net change in unrealized
   appreciation/(depreciation) on
   investments in Portfolio Funds            (10,527,118)     (5,408,793)     29,138,858      (3,853,015)     1,231,063
                                            ------------     -----------     -----------     -----------     ----------
Net increase/(decrease) in Members'
   Capital derived from
   investment activities                    $ (5,482,792)    $(2,061,166)    $33,159,054     $ 2,526,246     $  370,782
                                            ============     ===========     ===========     ===========     ==========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                    Statements of Changes in Members' Capital

For the six-month period ended July 31, 2008 and the year ended January 31, 2008

                                                           AETOS CAPITAL            AETOS CAPITAL DISTRESSED
                                                           MULTI-STRATEGY            INVESTMENT STRATEGIES
                                                        ARBITRAGE FUND, LLC                FUND, LLC
                                                    ---------------------------   ---------------------------
                                                      2/1/08 -                      2/1/08 -
                                                       7/31/08       2/1/07 -        7/31/08       2/1/07 -
                                                     (UNAUDITED)      1/31/08      (UNAUDITED)      1/31/08
                                                    ------------   ------------   ------------   ------------
From investment activities:
   Net investment loss                              $ (1,867,853)  $ (3,416,864)  $   (334,609)  $   (988,204)
   Net gain/(loss) on Portfolio Funds sold             6,912,179       (590,910)     3,682,236             --
   Net change in unrealized
      appreciation/(depreciation) on
      investments in Portfolio Funds                 (10,527,118)    (6,045,867)    (5,408,793)     6,980,993
                                                    ------------   ------------   ------------   ------------
        Net increase/(decrease) in Members' Capital
        derived from investment activities            (5,482,792)   (10,053,641)    (2,061,166)     5,992,789
                                                    ------------   ------------   ------------   ------------
Distributions:
   Tax withholding on behalf of foreign investors       (590,193)      (554,995)      (650,842)      (827,652)
                                                    ------------   ------------   ------------   ------------
Total distributions                                     (590,193)      (554,995)      (650,842)      (827,652)
                                                    ------------   ------------   ------------   ------------
Members' Capital transactions:
   Proceeds from sales of Interests                   34,169,327    209,871,597     47,236,591     77,603,591
   Redemptions of Interests                          (97,510,411)   (85,788,723)   (14,118,526)   (30,929,329)
   Transfers of Interests                            (21,362,122)    13,018,220    126,996,007      6,620,192
                                                    ------------   ------------   ------------   ------------
Net increase/(decrease) in Members' Capital
   derived from capital transactions                 (84,703,206)   137,101,094    160,114,072     53,294,454
                                                    ------------   ------------   ------------   ------------
Net increase/(decrease) in Members' Capital          (90,776,191)   126,492,458    157,402,064     58,459,591
Members' Capital at beginning of period              574,124,527    447,632,069    168,426,496    109,966,905
                                                    ------------   ------------   ------------   ------------
Members' Capital at end of period                   $483,348,336   $574,124,527   $325,828,560   $168,426,496
                                                    ============   ============   ============   ============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

For the six-month period ended July 31, 2008 and the year ended January 31, 2008

                                                                                             AETOS CAPITAL
                                                        AETOS CAPITAL LONG/SHORT             MARKET NEUTRAL
                                                          STRATEGIES FUND, LLC            STRATEGIES FUND, LLC
                                                    -------------------------------   ---------------------------
                                                       2/1/08 -                         2/1/08 -
                                                        7/31/08         2/1/07 -         7/31/08       2/1/07 -
                                                      (UNAUDITED)        1/31/08       (UNAUDITED)      1/31/08
                                                    --------------   --------------   ------------   ------------
From investment activities:
   Net investment income/(loss)                     $   (3,248,575)  $   (6,259,913)  $     38,957   $   (279,578)
   Net gain on Portfolio Funds sold                      7,268,771       41,772,879      6,340,304      5,325,193
   Net change in unrealized
      appreciation/(depreciation) on
      investments in Portfolio funds                    29,138,858       23,804,516     (3,853,015)    (1,109,849)
                                                    --------------   --------------   ------------   ------------
        Net increase in Members' Capital
        derived from investment activities              33,159,054       59,317,482      2,526,246      3,935,766
                                                    --------------   --------------   ------------   ------------
Distributions:
   Tax withholding on behalf of foreign investors       (1,056,966)      (1,684,374)      (276,763)      (384,458)
                                                    --------------   --------------   ------------   ------------
Total distributions                                     (1,056,966)      (1,684,374)      (276,763)      (384,458)
                                                    --------------   --------------   ------------   ------------
Members' Capital transactions:
   Proceeds from sales of Interests                     79,995,282      399,384,519        542,892     48,898,000
   Redemptions of Interests                           (122,612,401)    (149,063,587)   (16,525,371)   (16,371,443)
   Transfers of Interests                              (11,304,021)      (2,791,398)   (74,745,267)   (17,894,914)
                                                    --------------   --------------   ------------   ------------
Net increase/(decrease) in Members' Capital
   derived from capital transactions                   (53,921,140)     247,529,534    (90,727,746)    14,631,643
                                                    --------------   --------------   ------------   ------------
Net increase/(decrease) in Members' Capital            (21,819,052)     305,162,642    (88,478,263)    18,182,951
Members' Capital at beginning of period              1,043,372,596      738,209,954    132,719,851    114,536,900
                                                    --------------   --------------   ------------   ------------
Members' Capital at end of period                   $1,021,553,544   $1,043,372,596   $ 44,241,588   $132,719,851
                                                    ==============   ==============   ============   ============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

              Statement of Changes in Members' Capital (concluded)

For the six-month period ended July 31, 2008 and the year ended January 31, 2008

                                                           AETOS CAPITAL
                                                      OPPORTUNITIES FUND, LLC
                                                    ---------------------------
                                                      2/1/08 -
                                                       7/31/08       2/1/07 -
                                                     (UNAUDITED)      1/31/08
                                                    ------------   ------------
From investment activities:
   Net investment loss                              $   (346,366)  $   (639,118)
   Net gain/(loss) on Portfolio Funds sold              (513,915)     4,440,778
   Net change in unrealized appreciation
      on investments in Portfolio Funds                1,231,063      7,132,951
                                                    ------------   ------------
        Net increase in Members' Capital
        derived from investment activities               370,782     10,934,611
                                                    ------------   ------------
Distributions:
   Tax withholding on behalf of foreign investors       (185,253)      (315,560)
                                                    ------------   ------------
Total distributions                                     (185,253)      (315,560)
                                                    ------------   ------------
Members' Capital transactions:
   Proceeds from sales of Interests                    7,809,236     68,442,924
   Redemptions of Interests                           (5,455,541)   (33,195,312)
   Transfers of Interests                            (19,584,597)     1,047,900
                                                    ------------   ------------
Net increase/(decrease) in Members' Capital
   derived from capital transactions                 (17,230,902)    36,295,512
                                                    ------------   ------------
Net increase/(decrease) in Members' Capital          (17,045,373)    46,914,563
Members' Capital at beginning of period              186,823,092    139,908,529
                                                    ------------   ------------
Members' Capital at end of period                   $169,777,719   $186,823,092
                                                    ============   ============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            Statements of Cash Flows

                  For the six-month period ended July 31, 2008
                                   (Unaudited)

                                                              AETOS CAPITAL                   AETOS CAPITAL
                                              AETOS CAPITAL     DISTRESSED    AETOS CAPITAL       MARKET
                                             MULTI-STRATEGY     INVESTMENT      LONG/SHORT       NEUTRAL      AETOS CAPITAL
                                                ARBITRAGE       STRATEGIES      STRATEGIES      STRATEGIES    OPPORTUNITIES
                                                FUND, LLC       FUND, LLC       FUND, LLC       FUND, LLC       FUND, LLC
                                             --------------   -------------   -------------   -------------   -------------
CASH FLOWS USED IN OPERATING ACTIVITIES
Purchases of Portfolio Funds                  $(24,355,466)   $ (75,000,000)  $ (55,022,437)  $ (3,000,000)   $ (2,000,000)
Sales of Portfolio Funds                        73,914,216       21,216,693      63,096,534     37,022,436      18,486,085
Net investment income/(loss)                    (1,867,853)        (334,609)     (3,248,575)        38,957        (346,366)
Adjustments to reconcile net investment
   income/(loss) to net cash provided
   by/(used in) operating activities:
   Increase in prepaid investments                      --               --     (10,000,000)            --              --
   Decrease/(increase) in accrued income            79,328         (148,280)         99,839        177,162          25,471
   Increase in prepaid tax withholding                  --              (64)             --             --              --
   Decrease/(increase) in receivable for
      sale of investments                       (1,574,035)     (21,216,693)      5,254,451      1,622,102      17,298,126
   Decrease in due from investment manager              --            7,295              --          1,282              --
   Increase/(decrease) in redemptions of
      Interests payable                            784,376         (563,782)      2,545,117         61,188        (567,491)
   Increase/(decrease) in investment
      management fees payable                      (58,703)          99,759         (15,688)       (56,473)        (11,161)
   Decrease in administration fees payable         (47,568)          (1,742)        (80,711)       (16,490)        (15,327)
   Increase/(decrease) in other accrued
      expenses                                     (12,152)           8,994         (40,075)        (7,922)        (21,787)
                                              ------------    -------------   -------------   ------------    ------------
Net cash provided by/(used in) operating
   activities                                   46,862,143      (75,932,429)      2,588,455     35,842,242      32,847,550
                                              ------------    -------------   -------------   ------------    ------------
DISTRIBUTIONS
Tax withholding on behalf of foreign
   investors                                      (590,193)        (650,842)     (1,056,966)      (276,763)       (185,253)
                                              ------------    -------------   -------------   ------------    ------------
Total distributions                               (590,193)        (650,842)     (1,056,966)      (276,763)       (185,253)
                                              ------------    -------------   -------------   ------------    ------------
CASH FLOWS FROM FINANCING ACTIVITIES
Increase/(decrease) in sales of Interests
   received in advance                             589,520          871,701       1,506,779        (75,000)        265,000
Proceeds from sales of Interests                34,169,327       47,236,591      79,995,282        542,892       7,809,236
Redemptions of Interests                       (97,510,411)     (14,118,526)   (122,612,401)   (16,525,371)     (5,455,541)
Transfers of Interests                         (21,362,122)     126,996,007     (11,304,021)   (74,745,267)    (19,584,597)
                                              ------------    -------------   -------------   ------------    ------------
Net cash provided by/(used in) financing
   activities                                  (84,113,686)     160,985,773     (52,414,361)   (90,802,746)    (16,965,902)
                                              ------------    -------------   -------------   ------------    ------------
Net increase/(decrease) in cash and cash
   equivalents                                 (37,841,736)      84,402,502     (50,882,872)   (55,237,267)     15,696,395
Cash and cash equivalents, beginning of
   period                                       40,479,629       17,911,462     109,037,034     57,310,399      23,300,696
                                              ------------    -------------   -------------   ------------    ------------
Cash and cash equivalents, end of period      $  2,637,893    $ 102,313,964   $  58,154,162   $  2,073,132    $ 38,997,091
                                              ============    =============   =============   ============    ============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                              Financial Highlights

                                                AETOS CAPITAL MULTI-STRATEGY ARBITRAGE FUND, LLC
                                    -----------------------------------------------------------------------
                                      2/1/08 -
                                      7/31/08      2/1/07 -    2/1/06 -    2/1/05 -    2/1/04 -    2/1/03 -
                                    (UNAUDITED)     1/31/08     1/31/07     1/31/06     1/31/05     1/31/04
                                    -----------    --------    --------    --------    --------    --------
Total return(1)                        (0.98)%        (1.76)%     10.36%       6.48%       2.98%     13.17%

Net assets, end of period (000's)   $483,348       $574,125    $447,632    $320,267    $245,964    $35,075

Ratios to average net assets:
   Expenses, before waivers and
      reimbursements (2)(4)             0.91%(3)       0.90%       0.95%       0.95%       1.07%      5.04%
   Expenses, net of waivers and
      reimbursements (2)(4)             0.91%(3)       0.90%       0.95%       0.95%       1.00%      1.13%
   Net investment loss, before
      waivers and reimbursements       (0.70)%(3)     (0.62)%     (0.75)%     (0.77)%     (0.96)%    (4.87)%
   Net investment loss, net of
      waivers and reimbursements       (0.70)%(3)     (0.62)%     (0.75)%     (0.77)%     (0.89)%    (0.96)%

Portfolio turnover rate (5)             4.75%         14.01%      16.80%       6.24%       0.00%      0.00%

(1) Total return for periods less than one year have not been annualized. Tax withholding on behalf of certain investors is treated as a reinvested distribution.

(2) Expense ratios do not reflect the Fund's proportionate share of expenses of the Portfolio Funds.

(3)  Annualized.

(4) The expense ratios do not include the Program fees charged separately to investors as described in Note 3 in the Notes to Financial Statements.

(5) Portfolio turnover rate for periods less than one year have not been annualized.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                           AETOS CAPITAL DISTRESSED INVESTMENT STRATEGIES FUND, LLC
                                    ---------------------------------------------------------------------
                                      2/1/08 -
                                      7/31/08      2/1/07 -    2/1/06 -    2/1/05 -   2/1/04 -   2/1/03 -
                                    (UNAUDITED)     1/31/08     1/31/07     1/31/06    1/31/05    1/31/04
                                    -----------    --------    --------    --------   --------   --------
Total return(1)                        (0.24)%         4.32%      12.95%      8.46%     10.24%     22.13%

Net assets, end of period (000's)   $325,829       $168,426    $109,967    $66,508    $45,254    $14,179

Ratios to average net assets:
   Expenses, before waivers and
      reimbursements (2)(4)             0.99%(3)       1.03%       1.08%      1.24%      1.55%      7.72%
   Expenses, net of waivers and
      reimbursements (2)(4)             0.97%(3)       0.99%       1.00%      1.00%      1.00%      1.18%
   Net investment loss, before
      waivers and reimbursements       (0.31)%(3)     (0.69)%     (0.76)%    (0.88)%    (1.50)%    (7.65)%
   Net investment loss, net of
      waivers and reimbursements       (0.29)%(3)     (0.65)%     (0.68)%    (0.64)%    (0.95)%    (1.11)%

Portfolio turnover rate (5)            13.28%          0.00%      13.69%      0.00%      0.00%     16.94%

(1) Total return for periods less than one year have not been annualized. Tax withholding on behalf of certain investors is treated as a reinvested distribution.

(2) Expense ratios do not reflect the Fund's proportionate share of expenses of the Portfolio Funds.

(3)  Annualized.

(4) The expense ratios do not include the Program fees charged separately to investors as described in Note 3 in the Notes to Financial Statements.

(5) Portfolio turnover rate for periods less than one year have not been annualized.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                   AETOS CAPITAL LONG/SHORT STRATEGIES FUND, LLC
                                    ---------------------------------------------------------------------------
                                      2/1/08 -
                                      7/31/08         2/1/07 -     2/1/06 -    2/1/05 -    2/1/04 -    2/1/03 -
                                    (UNAUDITED)        1/31/08      1/31/07     1/31/06     1/31/05     1/31/04
                                    -----------      ----------    --------    --------    --------    --------
Total return(1)                           3.27%            7.04%       9.61%      11.66%       3.90%     12.88%

Net assets, end of period (000's)   $1,021,554       $1,043,373    $738,210    $471,815    $325,337    $57,668

Ratios to average net assets:
   Expenses, before waivers and
      reimbursements (2)(4)               0.88%(3)         0.88%       0.92%       0.94%       1.05%      4.09%
   Expenses, net of waivers and
      reimbursements (2)(4)               0.88%(3)         0.88%       0.92%       0.94%       1.00%      1.14%
   Net investment loss, before
      waivers and reimbursements         (0.63)%(3)       (0.66)%     (0.65)%     (0.78)%     (0.95)%    (3.96)%
   Net investment loss, net of
      waivers and reimbursements         (0.63)%(3)       (0.66)%     (0.65)%     (0.78)%     (0.90)%    (1.01)%

Portfolio turnover rate (5)               5.77%           20.12%       6.13%       9.65%       4.06%      0.00%

(1) Total return for periods less than one year have not been annualized. Tax withholding on behalf of certain investors is treated as a reinvested distribution.

(2) Expense ratios do not reflect the Fund's proportionate share of expenses of the Portfolio Funds.

(3)  Annualized.

(4) The expense ratios do not include the Program fees charged separately to investors as described in Note 3 in the Notes to Financial Statements.

(5) Portfolio turnover rate for periods less than one year have not been annualized.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                              AETOS CAPITAL MARKET NEUTRAL STRATEGIES FUND, LLC
                                    ---------------------------------------------------------------------
                                      2/1/08 -
                                      7/31/08     2/1/07 -    2/1/06 -    2/1/05 -   2/1/04 -   2/1/03 -
                                    (UNAUDITED)    1/31/08     1/31/07     1/31/06    1/31/05     1/31/04
                                    -----------   --------    --------    --------   --------   ---------
Total return(1)                        3.20%          3.11%       3.68%      4.19%      1.84%      2.81%

Net assets, end of period (000's)   $44,242       $132,720    $114,537    $95,585    $82,230    $14,120

Ratios to average net assets:
   Expenses, before waivers and
      reimbursements (2)(4)            1.11%(3)       1.02%       1.02%      1.09%      1.33%      8.79%
   Expenses, net of waivers and
      reimbursements (2)(4)            1.07%(3)       1.00%       1.00%      1.00%      1.00%      1.15%
   Net investment income/(loss),
      before waivers and
      reimbursements                   0.04%(3)      (0.24)%     (0.71)%    (0.74)%    (1.28)%    (8.69)%
   Net investment income/(loss),
      net of waivers and
      reimbursements                   0.08%(3)      (0.22)%     (0.69)%    (0.65)%    (0.95)%    (1.05)%

Portfolio turnover rate (5)            4.83%          6.49%      10.29%      0.00%     45.70%      0.00%

(1) Total return for periods less than one year have not been annualized. Tax withholding on behalf of certain investors is treated as a reinvested distribution.

(2) Expense ratios do not reflect the Fund's proportionate share of expenses of the Portfolio Funds.

(3)  Annualized.

(4) The expense ratios do not include the Program fees charged separately to investors as described in Note 3 in the Notes to Financial Statements.

(5) Portfolio turnover rate for periods less than one year have not been annualized.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                        Financial Highlights (concluded)

                                          AETOS CAPITAL OPPORTUNITIES FUND, LLC
                                    -------------------------------------------------
                                      2/1/08 -
                                      7/31/08      2/1/07 -    2/1/06 -    5/27/05* -
                                    (UNAUDITED)     1/31/08     1/31/07      1/31/06
                                    -----------    --------    --------    ----------
Total return(1)                        (0.03)%         7.24%       2.41%      4.94%

Net assets, end of period (000's)   $169,778       $186,823    $139,909    $72,856

Ratios to average net assets:
   Expenses, before waivers and
      reimbursements (2)(4)             0.96%(3)       0.97%       1.05%      1.44%(3)
   Expenses, net of waivers and
      reimbursements (2)(4)             0.96%(3)       0.97%       1.04%      1.07%(3)
   Net investment loss, before
      waivers and reimbursements       (0.38)%(3)     (0.37)%     (0.57)%    (1.11)%(3)
   Net investment loss, net of
      waivers and reimbursements       (0.38)%(3)     (0.37)%     (0.56)%    (0.74)%(3)

Portfolio turnover rate (5)             1.42%         24.25%      24.26%      0.00%

*    Commencement of operations.

(1) Total return for periods less than one year have not been annualized. Tax withholding on behalf of certain investors is treated as a reinvested distribution.

(2) Expense ratios do not reflect the Fund's proportionate share of expenses of the Portfolio Funds.

(3)  Annualized.

(4) The expense ratios do not include the Program fees charged separately to investors as described in Note 3 in the Notes to Financial Statements.

(5) Portfolio turnover rate for periods less than one year have not been annualized.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          Notes to Financial Statements

                                  July 31, 2008
                                   (Unaudited)

1. ORGANIZATION

The Aetos Capital Multi-Strategy Arbitrage Fund, LLC, the Aetos Capital Distressed Investment Strategies Fund, LLC, the Aetos Capital Long/Short Strategies Fund, LLC, the Aetos Capital Market Neutral Strategies Fund, LLC and the Aetos Capital Opportunities Fund, LLC (collectively the "Funds" and individually a "Fund") were formed in the state of Delaware as limited liability companies. The Funds are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as closed-end, non-diversified, management investment companies. Each of the Funds is a fund-of-funds. The Funds seek capital appreciation by allocating their assets among a select group of private investment funds (commonly known as hedge funds) ("Portfolio Funds") that utilize a variety of alternative investment strategies specific for each Fund to produce an attractive absolute return on invested capital, largely independent of the various benchmarks associated with traditional asset classes. Aetos Alternatives Management, LLC serves as the Investment Manager to the Funds.

The Funds operate under a master fund/feeder fund structure. Feeder Funds invest substantially all of their investable assets in the Funds. As of July 31, 2008 the Feeder Funds' beneficial ownership of their corresponding Master Funds' members' capital are 68%, 71%, 71%, 70% and 80% for the Aetos Capital Multi-Strategy Arbitrage Cayman Fund, Aetos Capital Distressed Investment Strategies Cayman Fund, Aetos Capital Long/Short Strategies Cayman Fund, Aetos Capital Market Neutral Strategies Cayman Fund and Aetos Capital Opportunities Cayman Fund, respectively.

The principal investment objective of each Fund is as follows:

Aetos Capital Multi-Strategy Arbitrage Fund, LLC seeks to produce an attractive absolute return on invested capital, largely independent of the various benchmarks associated with traditional asset classes, by allocating its assets among a select group of portfolio managers that utilize a variety of arbitrage strategies.

Aetos Capital Distressed Investment Strategies Fund, LLC seeks to produce an attractive absolute return on invested capital, largely independent of the various benchmarks associated with traditional asset classes, by allocating its assets among a select group of portfolio managers across a variety of distressed investment strategies.

Aetos Capital Long/Short Strategies Fund, LLC seeks to produce an attractive absolute return on invested capital, largely independent of the various benchmarks associated with traditional asset classes, by allocating its assets among a select group of portfolio managers across a variety of long/short strategies.

Aetos Capital Market Neutral Strategies Fund, LLC seeks to produce an attractive absolute return on invested capital, largely independent of the various benchmarks associated with traditional asset classes, by allocating its assets among a select group of portfolio managers across a variety of market neutral strategies.

Aetos Capital Opportunities Fund, LLC (the "Opportunities Fund") seeks capital appreciation by investing its assets among a select group of alternative asset managers employing different absolute return investment strategies in pursuit of attractive risk-adjusted returns consistent with the preservation of capital.

The Funds may offer, from time to time, to repurchase outstanding members' interests ("Interests") pursuant to written tenders by members. Repurchase offers will be made at such times and on such terms as may be determined by the Funds' Board of Managers (the "Board") in its sole discretion. The Funds may offer to repurchase Interests four times each year, as of the last business day of March, June, September and December.

2. SIGNIFICANT ACCOUNTING POLICIES

The Funds' financial statements are prepared in conformity with accounting principles generally accepted in the United States of America. The following is a summary of the significant accounting policies followed by the Funds:

A. Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Investment Manager to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from these estimates.

B. Portfolio Valuation and Security Transactions

The net asset values of the Funds are determined as of the close of business at the end of each month in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board.

Investments in Portfolio Funds are presented in the accompanying financial statements at fair value, as determined by the Funds' Investment Manager under the general supervision of the Board. Such fair value generally represents a Fund's pro-rata interest in the net assets of a Portfolio Fund as provided by the Portfolio Funds. The Investment Manager considers information provided by the Portfolio Funds regarding the methods they use to value underlying investments in the Portfolio Funds in determining fair value.

Considerable judgment is required to interpret the factors used to develop estimates of fair value. Accordingly, the estimates may not be indicative of the amounts the Fund could realize in a current market exchange and the differences could be material to the financial statements. The use of different factors or estimation methodologies could have a significant effect on the estimated fair value.

Realized gains and losses from Portfolio Fund transactions are calculated on the identified cost basis. Investments are recorded on the effective date of the subscription in the Portfolio Fund.

In September, 2006, the Financial Accounting Standards Board ("FASB") released Statement of Financial Accounting Standards ("SFAS") No. 157, which provides enhanced guidance for using fair value to measure assets and liabilities. The Funds adopted SFAS No. 157 on February 1, 2008. SFAS No. 157 establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall maximize the use of observable inputs and minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under SFAS No. 157 are described below:

     - Level 1 -- Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

     - Level 2 -- Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

     - Level 3 -- Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

As required by SFAS No.157, investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 consider several inputs and may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The table below sets forth information about the level within the fair value hierarchy at which the Funds' investments are measured at July 31, 2008:

AETOS CAPITAL MULTI-STRATEGY ARBITRAGE FUND, LLC

                                   LEVEL 1   LEVEL 2      LEVEL 3         TOTAL
                                   -------   -------   ------------   ------------
Investments in other hedge funds     $--       $--     $483,085,640   $483,085,640
                                     ===       ===     ============   ============

AETOS CAPITAL DISTRESSED INVESTMENT STRATEGIES FUND, LLC

                                   LEVEL 1   LEVEL 2      LEVEL 3         TOTAL
                                   -------   -------   ------------   ------------
Investments in other hedge funds     $--       $--     $203,604,214   $203,604,214
                                     ===       ===     ============   ============

AETOS CAPITAL LONG/SHORT STRATEGIES FUND, LLC

                                   LEVEL 1   LEVEL 2      LEVEL 3         TOTAL
                                   -------   -------   ------------   ------------
Investments in other hedge funds     $--       $--     $961,170,011   $961,170,011
                                     ===       ===     ============   ============

AETOS CAPITAL MARKET NEUTRAL STRATEGIES FUND, LLC

                                   LEVEL 1   LEVEL 2     LEVEL 3        TOTAL
                                   -------   -------   -----------   -----------
Investments in other hedge funds     $--       $--     $42,826,125   $42,826,125
                                     ===       ===     ===========   ===========

AETOS CAPITAL OPPORTUNITIES FUND, LLC

                                   LEVEL 1   LEVEL 2      LEVEL 3         TOTAL
                                   -------   -------   ------------   ------------
Investments in other hedge funds     $--       $--     $130,737,711   $130,737,711
                                     ===       ===     ============   ============

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                          AETOS CAPITAL                   AETOS CAPITAL
                                          AETOS CAPITAL     DISTRESSED    AETOS CAPITAL       MARKET
                                         MULTI-STRATEGY     INVESTMENT      LONG/SHORT       NEUTRAL      AETOS CAPITAL
                                            ARBITRAGE       STRATEGIES      STRATEGIES      STRATEGIES    OPPORTUNITIES
                                            FUND, LLC       FUND, LLC       FUND, LLC       FUND, LLC       FUND, LLC
                                         --------------   -------------   -------------   -------------   -------------
Beginning Balance as of 1/31/08           $536,259,329    $151,547,464    $932,836,479    $ 74,361,272    $146,506,648
Realized gain/(loss)                         6,912,179       3,682,236       7,268,771       6,340,304        (513,915)
Change in unrealized
   appreciation/(depreciation)             (10,527,118)     (5,408,793)     29,138,858      (3,853,015)      1,231,063
Net purchase/sales                         (49,558,750)     53,783,307      (8,074,097)    (34,022,436)    (16,486,085)
Net transfers in and/or out of Level 3              --              --              --              --              --
                                          ------------    ------------    ------------    ------------    ------------
ENDING BALANCE AS OF 7/31/08              $483,085,640    $203,604,214    $961,170,011    $ 42,826,125    $130,737,711
                                          ============    ============    ============    ============    ============

C. Fund Income and Expenses

Each Fund bears its own expenses including, but not limited to: any taxes; organizational expenses; offering costs; investment-related expenses incurred by the Funds (e.g., fees and expenses charged by the Portfolio Managers and Portfolio Funds, placement fees, professional fees, custody and administrative fees). Most expenses of the Funds can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or on another reasonable basis.

Interest income is recorded on an accrual basis and consists of interest earned on cash and cash equivalents.

D. Income Taxes

Each Fund intends to continue to be treated as a partnership for Federal income tax purposes. Each Member is responsible for the tax liability or benefit relating to the Member's distributive share of taxable income or loss. Accordingly, no provision for Federal income taxes is reflected in the accompanying financial statements. The Funds withhold and pay taxes on U.S. source income and U.S. effectively connected income, if any, allocated from Portfolio Funds to the extent such income is not exempted from withholding under the Internal Revenue Code and Regulations thereunder. The actual amount of such taxes is not known until all Form K-1s from Portfolio Funds are received, usually in the following tax year. Prior to the final determination the amount of tax is estimated based on information available. The final tax could be different from the estimated tax and the difference could be significant. Such withholdings are listed as distributions in the Statements of Changes in Members' Capital, and are allocated to the individual Members' Capital accounts to which they apply.

E. Distribution Policy

The Funds have no present intention of making periodic distributions of their net investment income or capital gains, if any, to Members. The amount and frequency of distributions, if any, will be determined in the sole discretion of the Board.

F. Distributions from Portfolio Funds

Distributions from Portfolio Funds will be classified as investment income or realized gains in the Statements of Operations, or alternatively, as a decrease to the cost of the investments based on the U.S. income tax characteristics of the distribution if such information is available. In cases where the tax characteristics are not available, such distribution will be classified as investment income.

G. Cash and Cash Equivalents

The Funds treat all highly liquid financial instruments that mature within three months as cash equivalents.

3. INVESTMENT MANAGER FEE, RELATED PARTY TRANSACTIONS AND OTHER

The Funds pay the Investment Manager a monthly management fee (the "Management Fee") at the annual rate of 0.75% of the net asset value of each Fund as of the last day of the month (before any repurchases of Interests). The Investment Manager is responsible for providing day-to-day investment management services to the Funds, and for providing various administrative services to the Funds.

The Investment Manager contractually agreed to reimburse the Funds in order to limit the Funds' other expenses (defined as total operating expenses excluding the Management Fee) at 0.25% (0.35% in the case of the Opportunities Fund) of each Fund's average monthly net assets, at least until May 31, 2008. Effective June 1, 2008, the expense limitation for the Funds has been terminated.

The Investment Manager may also be paid a Program fee outside of the Funds for services rendered to investors. The Program fee is paid directly by the investors at an annual rate of up to 0.50% of an investor's assets in the Funds. The Investment Manager may also be paid an annual performance-based incentive fee outside of the Funds based on the return of an investor's account with the Investment Manager.

SEI Investments Global Funds Services (the "Administrator") provides certain administration, accounting and investor services for the Funds. In consideration for such services, each Fund pays the Administrator a monthly fee based on month-end net assets at an annual rate of 0.12% on the first $250 million of net assets, 0.10% on net assets between $250 million and $500 million and 0.08% on net assets over $500 million, and will reimburse the Administrator for certain out-of-pocket expenses.

SEI Private Trust Company acts as custodian (the "Custodian") for the Funds' assets. In consideration for such services, each Fund pays the Custodian a monthly fee, based on month-end net assets, at an annual rate of up to 0.01%. Each Fund also pays the Custodian $3,000 annually to act as qualified Custodian for its Cayman feeder fund.

Each Member of the Board who is not an "interested person" of the Funds as defined by the 1940 Act receives an annual retainer of $32,000 and regular quarterly meeting fees of $3,250 per meeting (additional meeting fees are $500 per meeting). The Chairman of the audit committee receives an additional annual retainer of $1,900. Any Manager who is an "interested person" does not receive any annual or other fee from the Funds. All Managers are reimbursed by the Funds for reasonable out-of-pocket expenses.

Net profits or net losses of the Funds for each fiscal period are allocated among and credited to or debited against the capital accounts of Members as of the last day of each fiscal period in accordance with each Member's respective investment percentage for each Fund. Net profits or net losses are measured as the net change in the value of the net assets of a Fund during a fiscal period, before giving effect to any repurchases of Interests in the Fund, and excluding the amount of any items to be allocated among the capital accounts of the Members of the Fund, other than in accordance with the Members' respective investment percentages.

4. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Portfolio Funds in which the Funds invest trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, and equity swaps. The Funds' risk of loss in these Portfolio Funds is limited to the value of these investments reported by the Portfolio Funds.

5. CONCENTRATION OF RISK

The Funds invest primarily in Portfolio Funds that are not registered under the 1940 Act and invest in and actively trade securities and other financial instruments using different strategies and investment techniques that may involve significant risks. Such risks include those related to the volatility of the equity, credit and currency markets, the use of leverage associated with certain fixed income strategies, derivative contracts and in connection with short positions, the potential illiquidity of certain instruments, and counterparty and broker arrangements. These Portfolio Funds may invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Portfolio Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility of the Portfolio Funds' net asset value. The Funds invest in a limited number of Portfolio Funds. Such concentration may result in additional risk.

Various risks are also associated with an investment in the Funds, including risks relating to the multi-manager structure of the Funds, risks relating to compensation arrangements and risks relating to the limited liquidity of Interests.

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

6. INVESTMENT TRANSACTIONS

For the period ended July 31, 2008, purchases and sales of investments were as follows:

FUND                                                        PURCHASES       SALES
----                                                       -----------   -----------
Aetos Capital Multi-Strategy Arbitrage Fund, LLC           $24,355,466   $73,914,216
Aetos Capital Distressed Investment Strategies Fund, LLC    75,000,000    21,216,693
Aetos Capital Long/Short Strategies Fund, LLC               55,022,437    63,096,534
Aetos Capital Market Neutral Strategies Fund, LLC            3,000,000    37,022,436
Aetos Capital Opportunities Fund, LLC                        2,000,000    18,486,085

7. INVESTMENTS

As of July 31, 2008, collectively the Funds had investments in forty-eight Portfolio Funds, none of which were related parties. The following table lists the Funds' investments in Portfolio Funds as of July 31, 2008. The agreements related to investments in Portfolio Funds provide for compensation to the general partners/managers in the form of management fees of 1.0% to 2.0% (per annum) of the net assets and incentive fees or allocations of 10% to 20% of net profits earned. The Portfolio Funds provide for periodic redemptions, with lock-up provisions ranging from 3 months to 3 years from initial investment. The liquidity provisions shown in the table apply after any applicable lock-up provisions.

AETOS CAPITAL MULTI-STRATEGY ARBITRAGE FUND, LLC

                                                                     FAIR VALUE    % OF MEMBERS'
PORTFOLIO FUND NAME                           STRATEGY                7/31/2008       CAPITAL       LIQUIDITY*
-------------------                ------------------------------   ------------   -------------   -----------
Davidson Kempner Partners          Multi-Strategy/Event Arbitrage   $ 65,556,900       13.56%      Quarterly
Farallon Capital Offshore
   Investors, Inc.                 Multi-Strategy/Event Arbitrage     69,071,893       14.29       Annual
FFIP, L.P.                         Fixed Income Arbitrage             58,207,753       12.04       Annual
HBK Fund L.P.                      Multi-Strategy/Event Arbitrage     45,364,929        9.39       Quarterly
Ishin Fund, LLC                    Convertible Arbitrage              39,170,490        8.11       Annual
Lazard Emerging Income, L.P.       Fixed Income Arbitrage             35,368,404        7.32       Monthly
Oceanwood Global
   Opportunities Fund L.P.         Multi-Strategy/Event Arbitrage     50,670,400       10.48       Annual
Parsec Trading Corp.               Fixed Income Arbitrage             47,326,363        9.79       Monthly
Pequot Credit Opportunities
   Fund, L.P.                      Credit Strategies                  28,172,958        5.83       Annual
Pequot Short Credit Fund, L.P.     Credit Strategies                  41,333,438        8.55       Quarterly
Satellite Fund II, L.P.            Multi-Strategy/Event Arbitrage      1,051,203        0.22       Annual
Sowood Alpha Fund, L.P.            Multi-Strategy/Event Arbitrage      1,790,909        0.37       Annual
                                                                    ------------       -----
                                                                    $483,085,640       99.95%
                                                                    ------------       -----

AETOS CAPITAL DISTRESSED INVESTMENT STRATEGIES FUND, LLC

                                                                     FAIR VALUE    % OF MEMBERS'
PORTFOLIO FUND NAME                           STRATEGY                7/31/2008       CAPITAL       LIQUIDITY*
-------------------                ------------------------------   ------------   -------------   -----------
Aurelius Capital Partners, L.P.    Distressed Investments           $ 61,637,474       18.92%      Semi-Annual
King Street Capital, L.P.          Distressed Investments             61,904,821       19.00       Quarterly
One East Partners, L.P.            Distressed Investments              9,270,296        2.84       Quarterly
Silver Point Capital Fund, L.P.    Distressed Investments             58,083,039       17.83       Annual
Watershed Capital Partners, L.P.   Distressed Investments             12,708,584        3.90       Quarterly
                                                                    ------------       -----
                                                                    $203,604,214       62.49%
                                                                    ------------       -----

* The liquidity of the Portfolio Funds may be further restricted due to withdrawal limitations.

AETOS CAPITAL LONG/SHORT STRATEGIES FUND, LLC

                                                                     FAIR VALUE    % OF MEMBERS'
PORTFOLIO FUND NAME                           STRATEGY                7/31/2008       CAPITAL       LIQUIDITY*
-------------------                ------------------------------   ------------   -------------   -----------
Bay Pond Partners, L.P.            Long/Short Equity Investments    $ 58,206,518        5.70%      Semi-Annual
Bay Resource Partners, L.P.        Long/Short Equity Investments      62,898,000        6.16       Annual
Bay II Resource Partners, L.P.     Long/Short Equity Investments      12,939,000        1.27       Quarterly
Bravura 99 Fund, L.P.              Long/Short Equity Investments      37,719,482        3.69       Quarterly
Cadian Fund LP                     Long/Short Equity Investments      49,480,687        4.84       Quarterly
Cadmus Capital
   Partners (QP), L.P.             Long/Short Equity Investments       3,913,208        0.38       Quarterly
Cantillon Pacific, L.P.            Long/Short Equity Investments      15,372,152        1.50       Quarterly
Cantillon U.S., L.P.               Long/Short Equity Investments      24,507,041        2.40       Quarterly
Cantillon World, L.P.              Long/Short Equity Investments      26,231,982        2.57       Quarterly
Cavalry Technology, L.P.           Long/Short Equity Investments      25,977,963        2.54       Annual
Conatus Capital Partners LP        Long/Short Equity Investments      17,888,349        1.75       Quarterly
Copper River Partners, L.P.        Short Equity Investments           45,729,346        4.48       Annual
The Elkhorn Fund, LLC              Long/Short Equity Investments      77,079,944        7.55       Quarterly
Highside Capital Partners, L.P.    Long/Short Equity Investments      79,652,342        7.80       Annual
Icarus Qualified Partners, L.P.    Short Equity Investments           44,294,738        4.34       Annual
JL Partners, L.P.                  Long/Short Equity Investments      69,678,114        6.82       Quarterly
Millgate Partners II, L.P.         Long/Short Equity Investments      21,631,024        2.12       Quarterly
North River Partners, L.P.         Long/Short Equity Investments      50,502,139        4.94       Quarterly
UC Financials Fund Limited         Long/Short Equity Investments      37,584,161        3.68       Monthly
ValueAct Capital
   Partners III, L.P.              Long/Short Equity Investments      70,926,941        6.94       Annual
Viking Global Equities, L.P.       Long/Short Equity Investments      97,886,741        9.58       Annual
Woodbourne Daybreak Global
   Fund L.P.                       Long/Short Equity Investments      31,070,139        3.04       Quarterly
                                                                    ------------       -----
                                                                    $961,170,011       94.09%
                                                                    ------------       -----

AETOS CAPITAL MARKET NEUTRAL STRATEGIES FUND, LLC

                                                                     FAIR VALUE    % OF MEMBERS'
PORTFOLIO FUND NAME                           STRATEGY                7/31/2008       CAPITAL       LIQUIDITY*
-------------------                ------------------------------   ------------   -------------   -----------
AQR Absolute Return
   Institutional Fund, L.P.        Multi-Strategy                   $  7,154,812       16.17%      Quarterly
GMO Mean Reversion Fund            Quantitative Asset Allocation      35,671,313       80.63       Quarterly
                                                                    ------------       -----
                                                                    $ 42,826,125       96.80%
                                                                    ------------       -----

* The liquidity of the Portfolio Funds may be further restricted due to withdrawal limitations.

AETOS CAPITAL OPPORTUNITIES FUND, LLC

                                                                     FAIR VALUE    % OF MEMBERS'
PORTFOLIO FUND NAME                           STRATEGY                7/31/2008       CAPITAL       LIQUIDITY*
-------------------                ------------------------------   ------------   -------------   -----------
Davidson Kempner Healthcare
   Fund L.P.                       Long/Short Equity Investments    $ 11,566,242        6.81%      Semi-Annual
GMO U.S. Tactical Opportunities
   Fund (Onshore), L.P.            Long/Short Equity Investments      24,669,694       14.53       Monthly
Joho Partners, L.P.                Long/Short Equity Investments      27,692,429       16.31       Semi-Annual
Pequot Short Credit Fund, L.P.     Credit Related                     17,089,099       10.07       Quarterly
Samlyn Onshore Fund, L.P.          Long/Short Equity Investments       2,028,679        1.20       Semi-Annual
Sansar Capital, L.P.               Long/Short Equity Investments      16,979,555       10.00       Quarterly
Sheffield Institutional
   Partners, L.P.                  Event-Driven                        7,942,862        4.68       Annual
Spindrift Partners, L.P.           Real Assets                        22,769,151       13.41       Semi-Annual
                                                                    ------------       -----
                                                                    $130,737,711       77.01%
                                                                    ------------       -----

* The liquidity of the Portfolio Funds may be further restricted due to withdrawal limitations.

8. SUBSEQUENT EVENTS

Through September 1, 2008, the Funds received the following contributions:

FUND                                                          AMOUNT
----                                                       -----------
Aetos Capital Multi-Strategy Arbitrage Fund, LLC           $17,897,658
Aetos Capital Distressed Investment Strategies Fund, LLC    44,707,031
Aetos Capital Long/Short Strategies Fund, LLC               37,332,109
Aetos Capital Market Neutral Strategies Fund, LLC                   --
Aetos Capital Opportunities Fund, LLC                        5,752,158

and paid no redemptions.

The following table summarizes the redemption requests received by the Funds as of July 31, 2008:

                                                                                                % OF
                                                           NUMBER OF   ESTIMATED REDEMPTION   MEMBERS'
FUND                                                       INVESTORS   AMOUNT AS OF 7/31/08    CAPITAL
----                                                       ---------   --------------------   --------
Aetos Capital Multi-Strategy Arbitrage Fund, LLC               8            $43,561,288         9.01%
Aetos Capital Distressed Investment Strategies Fund, LLC       5              7,509,412         2.30%
Aetos Capital Long/Short Strategies Fund, LLC                  7             32,557,932         3.19%
Aetos Capital Market Neutral Strategies Fund, LLC              6              1,165,781         2.64%
Aetos Capital Opportunities Fund, LLC                          4                548,589         0.32%

9. RECENT ACCOUNTING PRONOUNCEMENTS

The Funds adopted FASB Interpretation No. 48 "ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES, AN INTERPRETATION OF FASB STATEMENT NO. 109" ("FIN 48"), as required, on February 1, 2007. FIN 48 requires the Investment Manager to determine whether a tax position of a Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement which could result in the Fund recording a tax liability that would reduce net assets. FIN 48 must be applied to all existing tax positions upon initial adoption and the cumulative effect, if any, is to be reported as an adjustment to net assets as of February 1, 2007.

Based on its analysis, the Investment Manager has determined that the adoption of FIN 48 did not have a material impact on the Funds' financial statements. However, the Investment Manager's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from the FASB, and on-going analyses of tax laws, regulations and interpretations thereof.

10. COMMITMENTS

At July 31, 2008, the Funds had made commitments to purchase underlying funds as follows:

FUND                                                          AMOUNT
----                                                       -----------
Aetos Capital Multi-Strategy Arbitrage Fund, LLC           $        --
Aetos Capital Distressed Investment Strategies Fund, LLC            --
Aetos Capital Long/Short Strategies Fund, LLC
   Cantillon World, L.P.                                    10,000,000
                                                           -----------
                                                            10,000,000
                                                           -----------
Aetos Capital Market Neutral Strategies Fund, LLC                   --
Aetos Capital Opportunities Fund, LLC                               --

                   Notes to Financial Statements (concluded)

At July 31, 2008, the Funds had submitted redemption requests from the underlying funds as follows:

FUND                                                          AMOUNT
----                                                       -----------
Aetos Capital Multi-Strategy Arbitrage Fund, LLC
   Farallon Capital Offshore Investors, Inc.               $10,000,000
   HBK Fund L.P.                                            10,300,000
   Lazard Emerging Income, L.P.                             20,000,000
   Pequot Credit Opportunities Fund, L.P.                    7,000,000
   Pequot Short Credit Fund, L.P.                           10,000,000
                                                           -----------
                                                            57,300,000
                                                           -----------
Aetos Capital Distressed Investment Strategies Fund, LLC
   One East Partners, L.P.                                   9,270,296
                                                           -----------
                                                             9,270,296
                                                           -----------
Aetos Capital Long/Short Strategies Fund, LLC
   Cavalry Technology, L.P.                                 25,977,963
   UC Financials Fund Limited (90% of market value)         37,584,161
                                                           -----------
                                                            63,562,124
                                                           -----------
Aetos Capital Market Neutral Strategies Fund, LLC
   AQR Absolute Return Institutional Fund, L.P.              7,154,812
                                                           -----------
                                                             7,154,812
                                                           -----------
Aetos Capital Opportunities Fund, LLC                               --

                           Shareholder Voting Results

                                  July 31, 2008
                                   (Unaudited)

At a special meeting held on February 18, 2008, Fund investors were asked to consider the approval of successor investment advisory agreements. Each successor investment advisory agreement was approved as summarized in the following table:

                                                               AMOUNT OF                        % OF
                                                           INTERESTS AS OF   % OF INTERESTS   INTERESTS
                                                               12/31/07        OUTSTANDING      VOTED
                                                           ---------------   --------------   ---------
Aetos Capital Multi-Strategy Arbitrage Fund, LLC
   Affirmative                                               388,780,143         66.75%        100.00%
   Against                                                            --          0.00%          0.00%
      Total                                                  388,780,143         66.75%        100.00%
Aetos Capital Distressed Investment Strategies Fund, LLC
   Affirmative                                               107,758,909         62.83%        100.00%
   Against                                                            --          0.00%          0.00%
      Total                                                  107,758,909         62.83%        100.00%
Aetos Capital Long/Short Strategies Fund, LLC
   Affirmative                                               703,254,016         65.10%        100.00%
   Against                                                            --          0.00%          0.00%
      Total                                                  703,254,016         65.10%        100.00%
Aetos Capital Market Neutral Strategies Fund, LLC
   Affirmative                                                81,732,187         60.57%        100.00%
   Against                                                            --          0.00%          0.00%
      Total                                                   81,732,187         60.57%        100.00%
Aetos Capital Opportunities Fund, LLC
   Affirmative                                               122,113,794         62.71%        100.00%
   Against                                                            --          0.00%          0.00%
      Total                                                  122,113,794         62.71%        100.00%

                   Approval of Investment Advisory Agreements

                                  July 31, 2008
                                   (Unaudited)

At a meeting held in person on July 24, 2008, the Board of Managers of each Fund, including the independent board members (the "Boards"), discussed the materials previously provided to them and reviewed the nature, quality and scope of the services provided to the Funds by Aetos. The Boards considered the impact of Mr. James Allwin's death on Aetos Alternatives Management, LLC (the "Investment Manager") and the services to be provided by the Investment Manager, including the change in the ownership structure of the Investment Manager and the need to consider potential future changes in the Investment Manager's ownership structure. The Boards discussed the materials provided to them prior to the meeting and reviewed the nature, quality and scope of the services provided to each Fund by the Investment Manager. The Boards also considered the fees charged under the original investment advisory agreements and interim investment advisory agreements (together, the "Investment Advisory Agreements") and proposed to be charged under the Successor Investment Advisory Agreements, as well as each Fund's performance, and reviewed the comparative fee and performance data previously provided by the Investment Manager. They also considered the information provided by the Investment Manager regarding the Investment Manager's financial performance and profitability. The Boards reviewed reports from third parties and the Investment Manager about the foregoing factors. In considering the approval of the Successor Investment Advisory Agreement for each Fund, the Board members gave particular consideration to the following factors:

NATURE, EXTENT AND QUALITY OF SERVICES

The Board of each Fund reviewed and considered the nature and extent of the investment advisory services previously provided by the Investment Manager to the Funds under the Investment Advisory Agreements, and proposed to be provided under the Successor Investment Advisory Agreements, including the selection of underlying hedge funds ("Portfolio Funds"), allocation of each Fund's assets among, and monitoring performance of, Portfolio Funds, evaluation of risk exposure of Portfolio Funds and reputation, experience and training of Portfolio Funds' investment managers ("Portfolio Managers"), management of short-term cash and operations of each Portfolio Fund, and day-to-day portfolio management and general due diligence examination of Portfolio Funds before and after committing assets of each Fund for investment. The Boards also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Investment Manager under the Investment Advisory Agreements, including, among other things, providing to each Fund office facilities, equipment and personnel. The Boards also reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Investment Manager who provide the investment advisory and administrative services to each Fund. The Boards considered the impact of Mr. Allwin's death on the Investment Manager and the services to be provided by the Investment Manager.

The Boards determined that the Investment Managers' portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Boards concluded that the overall quality of the advisory and administrative services was satisfactory.

PERFORMANCE RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS

The Boards reviewed the performance of each Fund based on information provided by the Investment Manager that showed each Fund's return for its most recent fiscal year as compared to the return of other comparable registered funds-of-hedge-funds for their most recent fiscal years. The Boards considered each Fund's positive performance since inception and the relative lack of correlation of such performance to fixed income or equity indices generally or to any one Portfolio Fund, and the relatively low level of performance volatility of the Funds. The Boards concluded that each Fund's performance was satisfactory.

FEES AND EXPENSES RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS

The Boards reviewed the management fee rate (the "Management Fee") and total expense ratio of each Fund. The Boards also reviewed the annual separate program (the "Program") fee of up to 0.50% and the performance fee of up to 10% of aggregate Program net profits above the return of the 90 day Treasury Bill (the "Incentive Fee") payable to the Investment Manager by investors in the Funds. The Boards noted that the Investment Manager had contractually agreed to cap "other expenses," other than extraordinary or non-recurring expenses, at 0.25% (0.35% with respect to the Aetos Capital Opportunities Fund, LLC) at least until May 31, 2008, so that the net expenses (excluding the Incentive Fee) do not exceed (a) 1.50% (1.60% with respect to an investor in the Aetos Capital Opportunities Fund, LLC) of an investor's average monthly Program assets (assuming that the maximum Program fee applies), with respect to investors participating in the Program or (b) 1.00% (1.10% with respect to an investor in the Aetos Capital Opportunities Fund, LLC) of an investor's average monthly Fund assets, with respect to investors investing directly in the Funds. The Boards also reviewed a report prepared by the Investment Manager comparing the fees payable by each Fund to those payable by other comparable registered funds-of-hedge-funds. The Boards noted that the fees payable to the Investment Manager, including the Program fee and the Incentive Fee, were lower than or comparable to the fees payable to the advisers of most comparable registered funds-of-hedge-funds. The Board concluded that each Fund's Management Fee, Program fee, Incentive Fee and total expense ratio were reasonable and satisfactory in light of the services provided.

BREAKPOINTS AND ECONOMIES OF SCALE

The Boards reviewed the structure of each Fund's Management Fee schedule under the Investment Advisory Agreements and noted that it does not include any breakpoints. The Boards considered that each Fund's Management Fee was 0.75% and concluded that the fee was sufficiently low that the Boards did not need to consider adding breakpoints at this time. The Boards also determined that, given the relative size of each Fund, economies of scale were not a factor that needed to be considered at this time.

             Approval of Investment Advisory Agreements (concluded)

PROFITABILITY OF ADVISER AND AFFILIATES

The Boards considered and reviewed information concerning the costs incurred and profits realized by the Investment Manager and its affiliates during the previous year from the Investment Manager's relationship with each Fund. The Boards noted that the Funds' investor base consists of sophisticated investors that are capable of evaluating whether the fees charged and the services provided by the Investment Manager are appropriate. The Boards noted that the Investment Manager had become profitable in 2005 for the first time, and that its profit margins had not been substantial since that time. Based on their review of the information they received, the Boards concluded that the profits earned by the Investment Manager and its affiliates were not excessive in light of the advisory, administrative and other services provided to each Fund.

GENERAL CONCLUSION

After considering and weighing all of the above factors, the Board of each Fund concluded it would be in the best interest of the Funds and its Members to approve the Successor Investment Advisory Agreements.

ITEM 2.  CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual report.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual report.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual report.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable as Interests of the Fund are not registered pursuant to Section 12 of the Exchange Act.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant's board of directors since the Registrant's last proxy solicitation.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                   Aetos Capital Market Neutral Strategies Fund, LLC


By (Signature and Title)*      /s/ Michael F. Klein
                               -----------------------------------
                               Michael F. Klein, President

Date: 10/8/08





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*          /s/ Michael F. Klein
                                   -----------------------------------
                                   Michael F. Klein, President

Date: 10/8/08


By (Signature and Title)*          /s/ Scott D. Sawyer
                                   -----------------------------------
                                   Scott D. Sawyer, Treasurer

Date: 10/8/08

* Print the name and title of each signing officer under his or her signature.